Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 6,451,883	$ 8,961,794
Less: accumulated depreciation	(3,480,135)	(2,324,799)
Less: impairment loss	(1,431,318)
Translation adjustments
Property, plant and equipment, net	1,543,430	6,636,995
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,979,130	1,992,910
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	43,308	32,285
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	415,606	251,914
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	173,555	43,709
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	2,253,772	6,312,545
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,589,512	$ 328,431